COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 86,486
2019	82,798
2020	79,110
2021	79,110
2022 and thereafter	1,219,612
Total	$ 1,547,116